Prepaid expenses and other receivables	12 Months Ended
Mar. 31, 2013
Prepaid expenses and other receivables [Abstract]
Prepaid expenses and other receivables
5	Prepaid expenses and other receivables

Prepaid expenses and other receivables consist of the following:

	March 31,
	2012	2013	2013
	RMB	RMB	US$

Prepaid expenses	10,064	9,372	1,509
Other receivables	1,497	2,230	359
Total prepaid expenses and other receivables	11,561	11,602	1,868

Other receivables mainly include advance payments to employees and rental deposits.